FI - Liabilities measured at fair value (Details 3) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Liabilities
Due to banks	SFr 484	SFr 430	SFr 322
Customer deposits	3,603	3,572	3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	17,379	24,271	10,715
Obligation to return securities received as collateral	42,479	28,655	40,219
Trading liabilities	44,040	44,877	38,186
Short-term borrowings	12,079	10,084	11,333
Long-term debt	68,798	60,360	70,331
Other liabilities	7,384	SFr 7,547	7,891
Netting impact	(129,700)		(103,800)
Recurring basis
Liabilities
Due to banks	484		322
Customer deposits	3,603		3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	17,379		10,715
Obligation to return securities received as collateral	42,479		40,219
Trading liabilities	44,040		38,186
Short-term borrowings	12,079		11,333
Long-term debt	68,798		70,331
Other liabilities	7,384		7,891
Netting impact	(129,761)		(103,890)
Total liabilities at fair value	196,246		182,336
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	12,539		10,182
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	34,694		39,084
Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	7,914		7,594
Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt			5,502
Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	1,803
Recurring basis | Debt securities
Liabilities
Trading liabilities	7,606		8,922
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,810		3,889
Recurring basis | Equity securities
Liabilities
Trading liabilities	21,000		15,792
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	15,434		13,472
Netting impact	(129,640)		(103,742)
Recurring basis | Trading liabilities
Liabilities
Netting impact	(129,640)		(103,742)
Recurring basis | Other liabilities
Liabilities
Netting impact	(121)		(148)
Recurring basis | Level 1
Liabilities
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	36,103		36,438
Trading liabilities	31,233		23,010
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	3		0
Total liabilities at fair value	67,339		59,448
Recurring basis | Level 1 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0		0
Recurring basis | Level 1 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0		0
Recurring basis | Level 1 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0		0
Recurring basis | Level 1 | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt			0
Recurring basis | Level 1 | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	0
Recurring basis | Level 1 | Debt securities
Liabilities
Trading liabilities	2,906		3,636
Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,395		3,544
Recurring basis | Level 1 | Equity securities
Liabilities
Trading liabilities	20,717		15,628
Recurring basis | Level 1 | Derivative instruments
Liabilities
Trading liabilities	7,610		3,746
Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	2,886		1,101
Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	175		31
Recurring basis | Level 1 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	0		0
Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	4,531		2,603
Recurring basis | Level 2
Liabilities
Due to banks	484		322
Customer deposits	3,170		2,865
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	17,379		10,715
Obligation to return securities received as collateral	6,206		3,780
Trading liabilities	138,714		115,062
Short-term borrowings	11,599		10,336
Long-term debt	60,307		57,721
Other liabilities	6,301		6,654
Total liabilities at fair value	244,160		207,455
Recurring basis | Level 2 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	11,783		9,291
Recurring basis | Level 2 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	28,148		27,626
Recurring basis | Level 2 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	7,914		7,589
Recurring basis | Level 2 | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt			5,502
Recurring basis | Level 2 | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	1,148
Recurring basis | Level 2 | Debt securities
Liabilities
Trading liabilities	4,700		5,286
Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	415		345
Recurring basis | Level 2 | Equity securities
Liabilities
Trading liabilities	207		109
Recurring basis | Level 2 | Derivative instruments
Liabilities
Trading liabilities	133,807		109,667
Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	81,916		64,643
Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	27,592		26,156
Recurring basis | Level 2 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	5,191		5,963
Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	18,117		12,518
Recurring basis | Level 3
Liabilities
Due to banks	0		0
Customer deposits	433		474
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	170		1
Trading liabilities	3,727		3,854
Short-term borrowings	480		997
Long-term debt	8,491		12,610
Other liabilities	1,201		1,385
Total liabilities at fair value	14,502		19,321
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	756		891
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	6,546		11,458
Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0		5
Recurring basis | Level 3 | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt			0
Recurring basis | Level 3 | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	655
Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities	0		0
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0		0
Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	70		53
Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	3,657		3,801
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	211		167
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	92		98
Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	1,558		1,211
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,401		1,921
Recurring basis | Fair value measured at net asset value per share
Liabilities
Trading liabilities	6		2
Total liabilities at fair value	6		2
Recurring basis | Fair value measured at net asset value per share | Equity securities
Liabilities
Trading liabilities	6		2
Bank
Liabilities
Due to banks	484		322
Customer deposits	3,603		3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	17,473		10,823
Obligation to return securities received as collateral	42,479		40,219
Trading liabilities	44,040		38,186
Short-term borrowings	12,079		11,333
Long-term debt	67,959		69,406
Other liabilities	7,365		7,869
Netting impact	(129,700)		(103,800)
Bank | Recurring basis
Liabilities
Due to banks	484		322
Customer deposits	3,603		3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	17,473		10,823
Obligation to return securities received as collateral	42,479		40,219
Trading liabilities	44,040		38,186
Short-term borrowings	12,079		11,333
Long-term debt	67,959		69,406
Other liabilities	7,365		7,869
Netting impact	(129,848)		(103,934)
Total liabilities at fair value	195,482		181,497
Bank | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	12,539		10,182
Bank | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	34,694		39,084
Bank | Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	7,917		7,626
Bank | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	7,550		7,578
Bank | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	1,803
Bank | Recurring basis | Debt securities
Liabilities
Trading liabilities	7,606		8,922
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,810		3,889
Bank | Recurring basis | Equity securities
Liabilities
Trading liabilities	21,000		15,792
Bank | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	15,434		13,472
Netting impact	(129,727)		(103,786)
Bank | Recurring basis | Trading liabilities
Liabilities
Netting impact	(129,727)		(103,786)
Bank | Recurring basis | Other liabilities
Liabilities
Netting impact	(121)		(148)
Bank | Recurring basis | Level 1
Liabilities
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	36,103		36,438
Trading liabilities	31,233		23,009
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	3		0
Total liabilities at fair value	67,339		59,447
Bank | Recurring basis | Level 1 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0		0
Bank | Recurring basis | Level 1 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0		0
Bank | Recurring basis | Level 1 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0		0
Bank | Recurring basis | Level 1 | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	0		0
Bank | Recurring basis | Level 1 | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	0
Bank | Recurring basis | Level 1 | Debt securities
Liabilities
Trading liabilities	2,906		3,636
Bank | Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,395		3,544
Bank | Recurring basis | Level 1 | Equity securities
Liabilities
Trading liabilities	20,717		15,628
Bank | Recurring basis | Level 1 | Derivative instruments
Liabilities
Trading liabilities	7,610		3,745
Bank | Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	2,886		1,101
Bank | Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	175		31
Bank | Recurring basis | Level 1 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	0		0
Bank | Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	4,531		2,603
Bank | Recurring basis | Level 2
Liabilities
Due to banks	484		322
Customer deposits	3,170		2,865
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	17,473		10,823
Obligation to return securities received as collateral	6,206		3,780
Trading liabilities	138,801		115,107
Short-term borrowings	11,599		10,336
Long-term debt	59,454		56,657
Other liabilities	6,298		6,650
Total liabilities at fair value	243,485		206,540
Bank | Recurring basis | Level 2 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	11,783		9,291
Bank | Recurring basis | Level 2 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	28,148		27,626
Bank | Recurring basis | Level 2 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	7,917		7,621
Bank | Recurring basis | Level 2 | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	7,205		7,438
Bank | Recurring basis | Level 2 | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	1,148
Bank | Recurring basis | Level 2 | Debt securities
Liabilities
Trading liabilities	4,700		5,286
Bank | Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	415		345
Bank | Recurring basis | Level 2 | Equity securities
Liabilities
Trading liabilities	207		109
Bank | Recurring basis | Level 2 | Derivative instruments
Liabilities
Trading liabilities	133,894		109,712
Bank | Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	82,003		64,687
Bank | Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	27,592		26,156
Bank | Recurring basis | Level 2 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	5,191		5,963
Bank | Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	18,117		12,518
Bank | Recurring basis | Level 3
Liabilities
Due to banks	0		0
Customer deposits	433		474
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	170		1
Trading liabilities	3,727		3,854
Short-term borrowings	480		997
Long-term debt	8,505		12,749
Other liabilities	1,185		1,367
Total liabilities at fair value	14,500		19,442
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	756		891
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	6,546		11,458
Bank | Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0		5
Bank | Recurring basis | Level 3 | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	345		140
Bank | Recurring basis | Level 3 | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	655
Bank | Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities	0		0
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0		0
Bank | Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	70		53
Bank | Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	3,657		3,801
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	211		167
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	92		98
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	1,558		1,211
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,401		1,921
Bank | Recurring basis | Fair value measured at net asset value per share
Liabilities
Trading liabilities	6		2
Total liabilities at fair value	6		2
Bank | Recurring basis | Fair value measured at net asset value per share | Equity securities
Liabilities
Trading liabilities	SFr 6		SFr 2